INCOME TAXES (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax rate	[1]	(25.00%)	25.00%	25.00%
Tax losses carried forward		$ 24,680,182
Tax losses carried forward, expiration		Dec. 31, 2020
Undistributed earnings of the Company's VIEs and its VIEs subsidiaries		$ 233,725,362

[1]	The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. Expenses that are not deductible included accrued salary and accrued bonus which exceeded the upper limit of deduction under the EIT Law. Special deduction is an extra 50% deduction allowable under the EIT Law in respect of qualifying product development expense incurred.